Schedule of value of the broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member] $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	3,432,845
Value of warants, Balance | $	$ 367
Issued | shares	905,172
Value of warants, Balance | $	$ 844
Number of warants, Balance | shares	(2,490,099)
Value of warants, Balance | $	$ (486)
RSUs outstanding, end of period | shares	1,847,918
Value of warants, Balance | $	$ 725
Non-broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	3,264,545
Value of warants, Balance | $	$ 336
Issued | shares
Value of warants, Balance | $
Number of warants, Balance | shares	(2,099,545)
Value of warants, Balance | $	$ (224)
RSUs outstanding, end of period | shares	1,165,000
Value of warants, Balance | $	$ 112
Broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	168,300
Value of warants, Balance | $	$ 31
Issued | shares	905,172
Value of warants, Balance | $	$ 844
Number of warants, Balance | shares	(390,554)
Value of warants, Balance | $	$ (262)
RSUs outstanding, end of period | shares	682,918
Value of warants, Balance | $	$ 613